FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - Level 3 - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfer to Level 1 from Level 3	$ 11,270,000	$ 0
Public Warrant.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning	0	0
Initial measurement on July 30, 2020	11,270,000
Transfer from Level 3 to Level 1	(11,270,000)
Change in fair value	0	0
Fair value, ending	0	0
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning	0	9,504,000
Initial measurement on July 30, 2020	6,732,000
Transfer from Level 3 to Level 1	0
Change in fair value	2,772,000	(4,557,918)
Fair value, ending	$ 9,504,000	$ 4,946,082